Prepayments and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets

4. Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	June 30, 2025	December 31, 2024
Other deposits	$1,136,063	$11,063
Prepayments	3,934	3,183
	$1,139,997	$14,246